CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
CASH FLOW FROM OPERATING ACTIVITIES
Net loss	¥ (5,803,386)	$ (854,747)	¥ (5,215,966)
Interest expense	479,190	70,577	6,150
Depreciation and amortization	482,276	71,032	472,483
Lease expense to reduce right-of-use assets	95,730	14,100	39,655
Allowance for credit losses	27,380	4,033	9,331
Interest and investment gain, net	(534,918)	(78,785)	(43,598)
Loss on disposal of property and equipment	3		152
Share-based compensation	2,679,813	394,694	1,759,034
Foreign exchange gain	(76,191)	(11,222)	(31,150)
Share of results of equity investees	(35,642)	(5,249)	8,218
Fair value change of investments	(113,218)	(16,675)
Changes in operating assets and liabilities:
Receivables from online payment platforms	519,965	76,583	(276,850)
Amounts due from related parties	(1,083,598)	(159,597)	(234,457)
Prepayments and other current assets	(706,316)	(104,029)	21,335
Other non-current assets	(1,719)	(253)	(52,527)
Amounts due to related parties	1,795,876	264,504	1,607,491
Customer advances and deferred revenues	436,123	64,234	187,519
Payables to merchants	10,383,181	1,529,277	2,543,722
Accrued expenses and other liabilities	2,027,033	298,547	1,977,459
Merchant deposits	2,733,647	402,623	2,465,857
Other non-current liabilities	28,652	4,220	7,949
Lease liabilities	(83,823)	(12,346)	(28,844)
Net cash flow generated from operating activities	13,250,058	1,951,521	5,222,963
CASH FLOW FROM INVESTING ACTIVITIES
Proceeds from sales of short-term investments	39,042,024	5,750,269	14,371,811
Purchase of short-term investments	(44,110,763)	(6,496,813)	(31,036,850)
Payments for long-term investments	(6,603,317)	(972,563)	(209,897)
Purchase of property, equipment and software and intangible assets	(18,059)	(2,660)	(18,339)
Proceeds from disposal of property and equipment	51	8	469
Repayment from / (loan to) third parties	(45,000)	(6,628)	35,000
Net cash flow used in investing activities	(11,735,064)	(1,728,387)	(16,857,806)
CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from follow-on offering			8,194,597
Proceeds from private placement	7,795,290	1,148,122
Proceeds from short-term borrowings	1,828,923	269,371
Proceeds from issuance of convertible bonds			7,073,101
Costs incurred for the follow-on offering			(200,769)
Issuance costs of convertible bonds			(106,097)
Net cash flow generated from financing activities	9,624,213	1,417,493	14,960,832
Exchange rate effect on cash, cash equivalents and restricted cash	43,696	6,436	500,402
Net increase in cash, cash equivalents and restricted cash	11,182,903	1,647,063	3,826,391
Cash, cash equivalents and restricted cash at beginning of period	33,345,857	4,911,314	30,539,686
Cash, cash equivalents and restricted cash at end of period	44,528,760	6,558,377	34,366,077
Supplement disclosure of non-cash operating activities :
Recognition of right-of-use assets and lease liabilities	¥ 118,144	$ 17,401	¥ 134,373